Prepaid expenses and deposits - Schedule of prepaid expenses and deposits (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Deposits [Abstract]
Research and development	$ 308,502	$ 602,497
Insurance	95,697	116,649
Other prepaids and deposits	67,938	647,275
Prepaid expenses and deposits	$ 472,137	$ 1,366,421